Accrued liabilities and provisions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	$ 12,427,730	$ 9,918,288	$ 7,754,012
Increase in abandonment costs	500,868	2,307,453	2,188,928
Effect of business combination	947,883
Additions	714,839	412,609	262,253
Uses	(896,508)	(429,950)	(515,288)
Financial cost	303,526	258,464	226,806
Effect of loss of control in subordinates (Note 28)		(43,991)
Adjustment on fair value for business combinations (Note 12)		31,137
Foreign currency translation	191,452	43,143	(3,950)
Transfers	42,417	(69,423)	5,527
Balance End Period	14,232,207	12,427,730	9,918,288
Current	1,590,118	1,221,109	789,297
Non-current	12,642,089	11,206,621	9,128,991
Asset retirement obligation [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	11,239,325	8,835,420	6,719,275
Increase in abandonment costs	500,868	2,307,453	2,188,928
Additions	242,435	143,320	112,486
Uses	(548,133)	(291,793)	(410,191)
Financial cost	292,329	258,464	226,803
Effect of loss of control in subordinates (Note 28)		(23,874)
Adjustment on fair value for business combinations (Note 12)		31,137
Foreign currency translation	152,212	37,239	(5,240)
Transfers	11,283	(58,041)	3,359
Balance End Period	11,890,319	11,239,325	8,835,420
Current	1,041,674	949,638	589,411
Non-current	10,848,645	10,289,687	8,246,009
Litigations
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	118,139	137,429	127,945
Increase in abandonment costs	0	0	0
Effect of business combination	329,123
Additions	261,785	32,108	58,913
Uses	(13,453)	(31,709)	(45,342)
Financial cost	3,925	0	0
Effect of loss of control in subordinates (Note 28)		(20,117)
Foreign currency translation	4,466	428	79
Transfers	(19)		(4,166)
Balance End Period	703,966	118,139	137,429
Current	59,843	46,844	28,662
Non-current	644,123	71,295	108,767
Environmental contingencies and other
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	1,070,266	945,439	906,792
Increase in abandonment costs	0	0	0
Effect of business combination	618,760
Additions	210,619	237,181	90,854
Uses	(334,922)	(106,448)	(59,755)
Financial cost	7,272	0	3
Foreign currency translation	34,774	5,476	1,211
Transfers	31,153	(11,382)	6,334
Balance End Period	1,637,922	1,070,266	945,439
Current	488,601	224,627	171,224
Non-current	$ 1,149,321	$ 845,639	$ 774,215